Quarterly Holdings Report
for

Fidelity® Large Cap Core Enhanced Index Fund

November 30, 2019

CEI-QTLY-0120
1.859522.112

Schedule of Investments November 30, 2019 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.8%
	Shares	Value
COMMUNICATION SERVICES - 11.6%
Diversified Telecommunication Services - 3.0%
AT&T, Inc.	366,915	$13,715,283
Verizon Communications, Inc.	214,615	12,928,408
		26,643,691
Entertainment - 0.9%
Electronic Arts, Inc. (a)	36,407	3,677,471
Netflix, Inc. (a)	330	103,838
The Walt Disney Co.	29,057	4,404,460
		8,185,769
Interactive Media & Services - 5.8%
Alphabet, Inc.:
Class A (a)	10,214	13,319,975
Class C (a)	13,750	17,943,200
Facebook, Inc. Class A (a)	104,546	21,080,655
		52,343,830
Media - 1.9%
Comcast Corp. Class A	230,302	10,167,833
DISH Network Corp.:
rights 12/9/19 (a)	7,266	4,941
Class A (a)	134,250	4,587,323
Omnicom Group, Inc.	32,148	2,555,123
		17,315,220

TOTAL COMMUNICATION SERVICES		104,488,510

CONSUMER DISCRETIONARY - 11.1%
Automobiles - 0.5%
Ford Motor Co.	546,949	4,955,358
Diversified Consumer Services - 0.4%
Frontdoor, Inc. (a)	80,518	3,644,245
Hotels, Restaurants & Leisure - 2.1%
Chipotle Mexican Grill, Inc. (a)	6,117	4,978,749
Extended Stay America, Inc. unit	250,805	3,701,882
McDonald's Corp.	9,451	1,838,030
MGM Mirage, Inc.	157,088	5,018,962
Norwegian Cruise Line Holdings Ltd. (a)	41,875	2,246,175
Scientific Games Corp. Class A (a)	52,244	1,429,396
		19,213,194
Household Durables - 1.8%
D.R. Horton, Inc.	92,607	5,125,797
Garmin Ltd.	19,915	1,945,496
Leggett & Platt, Inc.	23,748	1,242,495
Lennar Corp. Class A	35,101	2,093,775
Meritage Homes Corp. (a)	6,578	437,700
NVR, Inc. (a)	1,277	4,842,244
PulteGroup, Inc.	10,477	415,413
Tempur Sealy International, Inc. (a)	3,013	255,743
		16,358,663
Internet & Direct Marketing Retail - 3.7%
Amazon.com, Inc. (a)	15,902	28,636,322
eBay, Inc.	124,580	4,425,082
		33,061,404
Multiline Retail - 0.7%
Target Corp.	48,428	6,053,984
Specialty Retail - 1.4%
AutoNation, Inc. (a)	2,050	104,735
AutoZone, Inc. (a)	2,658	3,130,911
The Home Depot, Inc.	40,583	8,948,957
		12,184,603
Textiles, Apparel & Luxury Goods - 0.5%
NIKE, Inc. Class B	4,994	466,889
Ralph Lauren Corp.	34,559	3,709,563
		4,176,452

TOTAL CONSUMER DISCRETIONARY		99,647,903

CONSUMER STAPLES - 6.4%
Beverages - 0.9%
Coca-Cola Bottling Co. Consolidated	11,379	3,074,151
PepsiCo, Inc.	17,148	2,329,213
The Coca-Cola Co.	46,744	2,496,130
		7,899,494
Food & Staples Retailing - 2.4%
Costco Wholesale Corp.	27,294	8,183,014
Kroger Co.	127,285	3,479,972
U.S. Foods Holding Corp. (a)	6,707	266,737
Walmart, Inc.	85,540	10,186,959
		22,116,682
Food Products - 0.4%
General Mills, Inc.	35,139	1,873,611
The Hershey Co.	5,293	784,211
The Kraft Heinz Co.	24,538	748,409
		3,406,231
Household Products - 2.1%
Kimberly-Clark Corp.	29,983	4,087,882
Procter & Gamble Co.	121,329	14,809,418
		18,897,300
Personal Products - 0.1%
Estee Lauder Companies, Inc. Class A	4,635	906,003
Tobacco - 0.5%
Philip Morris International, Inc.	57,119	4,736,879

TOTAL CONSUMER STAPLES		57,962,589

ENERGY - 3.1%
Energy Equipment & Services - 0.0%
Schlumberger Ltd.	9,366	339,049
Oil, Gas & Consumable Fuels - 3.1%
Chevron Corp.	100,280	11,745,796
ConocoPhillips Co.	113,917	6,828,185
Exxon Mobil Corp.	134,414	9,157,626
		27,731,607

TOTAL ENERGY		28,070,656

FINANCIALS - 12.5%
Banks - 5.3%
Bank of America Corp.	264,044	8,797,946
Citigroup, Inc.	115,802	8,699,046
Investors Bancorp, Inc.	35,772	431,410
JPMorgan Chase & Co.	141,074	18,587,910
SunTrust Banks, Inc.	1,641	116,248
Wells Fargo & Co.	205,632	11,198,719
		47,831,279
Capital Markets - 2.1%
Bank of New York Mellon Corp.	4,769	233,538
Cohen & Steers, Inc.	1,959	131,508
Invesco Ltd.	44,782	786,372
MarketAxess Holdings, Inc.	12,525	5,057,846
Morgan Stanley	138,627	6,859,264
MSCI, Inc.	7,002	1,814,848
S&P Global, Inc.	10,183	2,694,931
State Street Corp.	9,586	719,909
		18,298,216
Consumer Finance - 1.0%
Ally Financial, Inc.	20,063	638,806
Discover Financial Services	62,682	5,319,821
Synchrony Financial	77,019	2,881,281
		8,839,908
Diversified Financial Services - 1.3%
Berkshire Hathaway, Inc. Class B (a)	45,017	9,917,245
Cannae Holdings, Inc. (a)	2,032	76,180
Jefferies Financial Group, Inc.	74,722	1,561,690
		11,555,115
Insurance - 2.8%
Allstate Corp.	22,305	2,483,662
CNA Financial Corp.	21,453	959,378
First American Financial Corp.	73,535	4,678,297
FNF Group	14,268	679,585
Hartford Financial Services Group, Inc.	81,514	5,042,456
Primerica, Inc.	23,156	3,099,199
Progressive Corp.	76,591	5,594,973
Selective Insurance Group, Inc.	3,113	206,143
Unum Group	42,443	1,304,698
W.R. Berkley Corp.	19,027	1,293,836
		25,342,227
Mortgage Real Estate Investment Trusts - 0.0%
MFA Financial, Inc.	7,755	59,403

TOTAL FINANCIALS		111,926,148

HEALTH CARE - 15.8%
Biotechnology - 3.1%
AbbVie, Inc.	104,797	9,193,841
Amgen, Inc.	34,069	7,996,676
Biogen, Inc. (a)	22,009	6,598,518
Gilead Sciences, Inc.	25,705	1,728,404
Regeneron Pharmaceuticals, Inc. (a)	6,266	2,312,154
		27,829,593
Health Care Equipment & Supplies - 3.7%
Abbott Laboratories	111,983	9,568,947
Boston Scientific Corp. (a)	25,193	1,089,597
Danaher Corp.	51,629	7,536,801
Edwards Lifesciences Corp. (a)	21,296	5,216,242
Hologic, Inc. (a)	95,358	4,893,773
Medtronic PLC	32,848	3,658,939
Nevro Corp. (a)	9,986	1,116,235
		33,080,534
Health Care Providers & Services - 2.7%
Anthem, Inc.	22,387	6,462,231
CVS Health Corp.	59,372	4,468,930
HCA Holdings, Inc.	2,129	295,207
UnitedHealth Group, Inc.	48,087	13,458,109
		24,684,477
Health Care Technology - 0.6%
Cerner Corp.	16,353	1,170,711
Veeva Systems, Inc. Class A (a)	27,590	4,115,876
		5,286,587
Life Sciences Tools & Services - 0.3%
Agilent Technologies, Inc.	29,260	2,363,330
Pharmaceuticals - 5.4%
Allergan PLC	3,848	711,649
Bristol-Myers Squibb Co.	150,519	8,570,552
Bristol-Myers Squibb Co. rights (a)	14,570	31,326
Eli Lilly & Co.	59,246	6,952,518
Johnson & Johnson	113,350	15,584,492
Merck & Co., Inc.	138,803	12,100,846
Mylan NV (a)	108,972	2,046,494
Pfizer, Inc.	68,088	2,622,750
		48,620,627

TOTAL HEALTH CARE		141,865,148

INDUSTRIALS - 8.8%
Aerospace & Defense - 2.7%
Arconic, Inc.	4,729	146,410
Harris Corp.	29,645	5,961,313
Lockheed Martin Corp.	4,797	1,875,771
Moog, Inc. Class A	49,278	4,231,502
Northrop Grumman Corp.	17,772	6,251,656
Parsons Corp.	53,576	2,144,647
Raytheon Co.	4,649	1,010,786
The Boeing Co.	5,540	2,028,637
United Technologies Corp.	5,962	884,403
		24,535,125
Airlines - 0.0%
Southwest Airlines Co.	5,910	340,652
Building Products - 0.1%
Simpson Manufacturing Co. Ltd.	10,736	871,763
Commercial Services & Supplies - 1.4%
Cintas Corp.	18,273	4,697,257
Herman Miller, Inc.	46,853	2,238,636
KAR Auction Services, Inc.	34,504	728,724
Republic Services, Inc.	32,203	2,854,796
UniFirst Corp.	7,046	1,453,238
Waste Management, Inc.	1,749	197,480
		12,170,131
Construction & Engineering - 0.5%
EMCOR Group, Inc.	50,183	4,462,774
Electrical Equipment - 0.0%
AMETEK, Inc.	981	97,129
Industrial Conglomerates - 0.0%
Honeywell International, Inc.	430	76,777
Machinery - 2.0%
AGCO Corp.	58,367	4,560,214
Caterpillar, Inc.	21,203	3,068,710
Cummins, Inc.	26,198	4,790,566
Dover Corp.	45,085	5,026,076
		17,445,566
Professional Services - 0.5%
Robert Half International, Inc.	81,286	4,730,845
Road & Rail - 1.6%
CSX Corp.	85,777	6,136,487
Kansas City Southern	7,016	1,069,379
Union Pacific Corp.	39,629	6,974,308
		14,180,174

TOTAL INDUSTRIALS		78,910,936

INFORMATION TECHNOLOGY - 23.9%
Communications Equipment - 1.4%
Ciena Corp. (a)	46,170	1,752,613
Cisco Systems, Inc.	241,091	10,923,833
		12,676,446
Electronic Equipment & Components - 0.3%
CDW Corp.	2,486	335,734
Itron, Inc. (a)	7,242	579,939
Jabil, Inc.	10,279	399,236
Keysight Technologies, Inc. (a)	13,670	1,463,100
		2,778,009
IT Services - 5.0%
Amdocs Ltd.	64,592	4,476,226
Automatic Data Processing, Inc.	7,634	1,303,735
Fidelity National Information Services, Inc.	5,471	755,819
Fiserv, Inc. (a)	17,713	2,058,959
IBM Corp.	62,650	8,423,293
MasterCard, Inc. Class A	45,662	13,343,806
VeriSign, Inc. (a)	7,202	1,373,709
Visa, Inc. Class A	71,215	13,139,880
		44,875,427
Semiconductors & Semiconductor Equipment - 4.6%
Advanced Micro Devices, Inc. (a)	11,419	447,054
Amkor Technology, Inc. (a)	85,500	1,033,695
Applied Materials, Inc.	109,058	6,314,458
Cirrus Logic, Inc. (a)	19,529	1,400,229
Intel Corp.	230,540	13,382,847
KLA-Tencor Corp.	1,392	228,093
Lam Research Corp.	21,412	5,713,364
Micron Technology, Inc. (a)	28,109	1,335,459
NVIDIA Corp.	12,258	2,656,799
Qorvo, Inc. (a)	10,540	1,098,373
Qualcomm, Inc.	91,541	7,648,251
		41,258,622
Software - 8.1%
Adobe, Inc. (a)	2,324	719,348
Cadence Design Systems, Inc. (a)	73,768	5,182,202
Fair Isaac Corp. (a)	2,797	1,028,597
Intuit, Inc.	9,101	2,356,158
LogMeIn, Inc.	10,140	790,717
Microsoft Corp.	288,307	43,643,911
Nuance Communications, Inc. (a)	92,644	1,661,107
Oracle Corp.	45,857	2,574,412
Salesforce.com, Inc. (a)	57,632	9,387,676
Synopsys, Inc. (a)	36,715	5,178,284
Verint Systems, Inc. (a)	9,643	468,746
		72,991,158
Technology Hardware, Storage & Peripherals - 4.5%
Apple, Inc.	131,038	35,019,906
HP, Inc.	6,507	130,661
Xerox Holdings Corp.	128,886	5,017,532
		40,168,099

TOTAL INFORMATION TECHNOLOGY		214,747,761

MATERIALS - 1.5%
Chemicals - 0.9%
CF Industries Holdings, Inc.	36,047	1,665,732
Eastman Chemical Co.	61,654	4,831,824
Huntsman Corp.	45,058	1,019,212
Sherwin-Williams Co.	1,225	714,334
		8,231,102
Metals & Mining - 0.6%
Newmont Goldcorp Corp.	26,274	1,008,922
Reliance Steel & Aluminum Co.	38,829	4,581,045
		5,589,967

TOTAL MATERIALS		13,821,069

REAL ESTATE - 2.1%
Equity Real Estate Investment Trusts (REITs) - 2.1%
American Tower Corp.	23,835	5,101,405
Corrections Corp. of America	56,473	855,566
Crown Castle International Corp.	46,525	6,218,532
Essex Property Trust, Inc.	4,243	1,324,580
Realty Income Corp.	67,789	5,194,671
VICI Properties, Inc.	5,718	141,406
		18,836,160
Real Estate Management & Development - 0.0%
Newmark Group, Inc.	11,332	147,883

TOTAL REAL ESTATE		18,984,043

UTILITIES - 2.0%
Electric Utilities - 1.3%
Duke Energy Corp.	10,759	948,621
Exelon Corp.	123,576	5,486,774
IDACORP, Inc.	7,442	781,782
Portland General Electric Co.	73,065	4,055,838
PPL Corp.	23,474	798,820
		12,071,835
Gas Utilities - 0.0%
UGI Corp.	1,626	70,812
Independent Power and Renewable Electricity Producers - 0.6%
The AES Corp.	282,111	5,334,719
Multi-Utilities - 0.1%
Dominion Energy, Inc.	6,689	555,923

TOTAL UTILITIES		18,033,289

TOTAL COMMON STOCKS
(Cost $669,243,375)		888,458,052
	Principal Amount	Value

U.S. Treasury Obligations - 0.1%
U.S. Treasury Bills, yield at date of purchase 1.64% 3/19/20 (b)
(Cost $696,548)	700,000	696,754
	Shares	Value

Money Market Funds - 1.3%
Fidelity Cash Central Fund 1.61% (c)
(Cost $11,588,074)	11,585,792	11,588,109
TOTAL INVESTMENT IN SECURITIES - 100.2%
(Cost $681,527,997)		900,742,915
NET OTHER ASSETS (LIABILITIES) - (0.2)%		(2,194,161)
NET ASSETS - 100%		$898,548,754

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	63	Dec. 2019	$9,902,655	$664,059	$664,059

The notional amount of futures purchased as a percentage of Net Assets is 1.1%

Legend

 (a) Non-income producing

 (b) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $492,705.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$54,316
Fidelity Securities Lending Cash Central Fund	3,371
Total	$57,687

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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